First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.5%
	Biotechnology — 11.1%
1,670	Exact Sciences Corp. (a)	$70,557
114	GRAIL, Inc. (a)	1,752
956	Myriad Genetics, Inc. (a)	23,384
1,111	Natera, Inc. (a)	120,310
528	Twist Bioscience Corp. (a)	26,020
795	Veracyte, Inc. (a)	17,228
		259,251
	Health Care Equipment & Supplies — 54.2%
318	Align Technology, Inc. (a)	76,775
1,209	Alphatec Holdings, Inc. (a)	12,634
1,670	Dexcom, Inc. (a)	189,345
303	Establishment Labs Holdings, Inc. (a)	13,768
1,286	Globus Medical, Inc., Class A (a)	88,078
1,302	Hologic, Inc. (a)	96,673
337	Inspire Medical Systems, Inc. (a)	45,101
529	Insulet Corp. (a)	106,752
498	Intuitive Surgical, Inc. (a)	221,535
275	iRhythm Technologies, Inc. (a)	29,601
424	Masimo Corp. (a)	53,399
459	PROCEPT BioRobotics Corp. (a)	28,040
469	QuidelOrtho Corp. (a)	15,580
1,106	ResMed, Inc.	211,711
641	Tandem Diabetes Care, Inc. (a)	25,826
323	TransMedics Group, Inc. (a)	48,650
		1,263,468
	Health Care Providers & Services — 6.8%
630	Accolade, Inc. (a)	2,255
1,341	Guardant Health, Inc. (a)	38,728
2,087	Hims & Hers Health, Inc. (a)	42,137
1,382	LifeStance Health Group, Inc. (a)	6,786
657	Nano-X Imaging Ltd. (a)	4,822
1,278	NeoGenomics, Inc. (a)	17,726
1,113	Privia Health Group, Inc. (a)	19,344
942	Progyny, Inc. (a)	26,951
		158,749
	Health Care Technology — 10.0%
678	Definitive Healthcare Corp. (a)	3,702
1,330	Doximity, Inc., Class A (a)	37,200
1,039	GoodRx Holdings, Inc., Class A (a)	8,104
601	Schrodinger, Inc. (a)	11,623
Shares	Description	Value

	Health Care Technology (Continued)
1,714	Teladoc Health, Inc. (a)	$16,763
852	Veeva Systems, Inc., Class A (a)	155,925
		233,317
	Insurance — 1.5%
2,115	Oscar Health, Inc., Class A (a)	33,459
	Life Sciences Tools & Services — 15.9%
1,066	10X Genomics, Inc., Class A (a)	20,734
1,544	Adaptive Biotechnologies Corp. (a)	5,589
1,292	Cytek Biosciences, Inc. (a)	7,209
687	Illumina, Inc. (a)	71,709
777	IQVIA Holdings, Inc. (a)	164,289
2,448	Pacific Biosciences of California, Inc. (a)	3,354
2,245	QIAGEN N.V.	92,247
443	Quanterix Corp. (a)	5,852
		370,983
	Total Common Stocks	2,319,227
	(Cost $2,545,408)
MONEY MARKET FUNDS — 0.1%
1,390	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	1,390
	(Cost $1,390)

	Total Investments — 99.6%	2,320,617
	(Cost $2,546,798)
	Net Other Assets and Liabilities — 0.4%	10,242
	Net Assets — 100.0%	$2,330,859

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,319,227	$ 2,319,227	$ —	$ —
Money Market Funds	1,390	1,390	—	—
Total Investments	$2,320,617	$2,320,617	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Communications Equipment — 1.0%
10,262	Sercomm Corp. (TWD)	$37,326
	Electronic Equipment, Instruments & Components — 5.8%
1,816	Amphenol Corp., Class A	122,344
75,754	AUO Corp. (TWD)	41,565
8,008	Sunny Optical Technology Group Co., Ltd. (HKD)	49,479
		213,388
	Entertainment — 29.8%
2,432	Capcom Co., Ltd. (JPY)	45,847
4,230	DeNA Co., Ltd. (JPY)	41,935
814	Electronic Arts, Inc.	113,415
2,782	GungHo Online Entertainment, Inc. (JPY)	46,885
4,236	Koei Tecmo Holdings Co., Ltd. (JPY)	36,570
2,562	Mixi, Inc. (JPY)	48,250
5,368	NetEase, Inc. (HKD)	102,492
168	Netflix, Inc. (b)	113,380
1,020	Netmarble Corp. (KRW) (b) (c) (d)	39,792
6,612	Nexon Co., Ltd. (JPY)	122,262
2,040	Nintendo Co., Ltd. (JPY)	108,486
2,677	ROBLOX Corp., Class A (b)	99,611
1,210	Square Enix Holdings Co., Ltd. (JPY)	36,340
694	Take-Two Interactive Software, Inc. (b)	107,910
1,936	Ubisoft Entertainment S.A. (EUR) (b)	42,379
		1,105,554
	Health Care Technology — 0.8%
2,921	Teladoc Health, Inc. (b)	28,567
	Household Durables — 2.7%
1,194	Sony Group Corp. (JPY)	101,226
	Interactive Media & Services — 10.2%
200	Meta Platforms, Inc., Class A	100,844
9,252	Snap, Inc., Class A (b)	153,676
2,600	Tencent Holdings Ltd. (HKD)	123,989
		378,509
	IT Services — 2.2%
2,853	Keywords Studios PLC (GBP)	83,381
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 27.2%
616	Advanced Micro Devices, Inc. (b)	$99,921
2,793	Intel Corp.	86,499
1,178	Microchip Technology, Inc.	107,787
824	Micron Technology, Inc.	108,381
1,160	NVIDIA Corp.	143,307
600	QUALCOMM, Inc.	119,508
2,492	STMicroelectronics N.V. (EUR)	98,412
714	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	124,100
614	Texas Instruments, Inc.	119,442
		1,007,357
	Software — 13.7%
218	Adobe, Inc. (b)	121,108
246	Microsoft Corp.	109,950
188	Synopsys, Inc. (b)	111,871
4,035	Unity Software, Inc. (b)	65,609
1,682	Zoom Video Communications, Inc., Class A (b)	99,557
		508,095
	Technology Hardware, Storage & Peripherals — 6.3%
600	Apple, Inc.	126,372
51,293	Xiaomi Corp., Class B (HKD) (b) (c) (d)	108,247
		234,619
	Total Common Stocks	3,698,022
	(Cost $3,436,315)
MONEY MARKET FUNDS — 0.3%
12,204	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (e)	12,204
	(Cost $12,204)

	Total Investments — 100.0%	3,710,226
	(Cost $3,448,519)
	Net Other Assets and Liabilities — (0.0)%	(145)
	Net Assets — 100.0%	$3,710,081

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	61.2%
Japan	15.8
Cayman Islands	10.4
Taiwan	5.5
Netherlands	2.7
United Kingdom	2.2
France	1.1
South Korea	1.1
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	64.6%
JPY	15.8
HKD	10.4
EUR	3.8
GBP	2.2
TWD	2.1
KRW	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,698,022	$ 3,698,022	$ —	$ —
Money Market Funds	12,204	12,204	—	—
Total Investments	$3,710,226	$3,710,226	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Brazil — 17.6%
343,154	B3 S.A. - Brasil Bolsa Balcao (BRL)	$628,593
42,433	BB Seguridade Participacoes S.A. (BRL)	249,963
21,374	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	286,651
93,974	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	166,258
86,575	Gerdau S.A. (Preference Shares) (BRL)	284,655
303,107	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,757,339
340,454	Itausa S.A. (Preference Shares) (BRL)	598,068
287,087	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	1,954,108
53,615	PRIO S.A. (BRL)	419,705
74,920	Raia Drogasil S.A. (BRL)	344,170
94,750	WEG S.A. (BRL)	715,104
		7,404,614
	Cayman Islands — 0.3%
1,921	Airtac International Group (TWD)	58,504
992	Alchip Technologies Ltd. (TWD)	75,069
		133,573
	Chile — 0.5%
1,965,771	Banco de Chile (CLP)	219,357
	Czech Republic — 1.3%
14,010	CEZ A/S (CZK)	527,066
	Greece — 1.4%
112,386	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	243,247
41,576	National Bank of Greece S.A. (EUR) (c)	346,589
		589,836
	Mexico — 12.1%
34,511	Arca Continental S.A.B. de C.V. (MXN)	338,432
43,408	Coca-Cola Femsa S.A.B. de C.V. (MXN)	372,201
32,804	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	513,138
11,476	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	345,503
108,079	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	381,688
Shares	Description	Value

	Mexico (Continued)
161,563	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	$1,258,946
78,609	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	186,780
138,945	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	240,372
425,297	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,447,335
		5,084,395
	Philippines — 4.0%
125,380	Bank of the Philippine Islands (PHP)	254,786
118,630	BDO Unibank, Inc. (PHP)	259,489
50,490	SM Investments Corp. (PHP)	715,452
938,300	SM Prime Holdings, Inc. (PHP)	453,068
		1,682,795
	Poland — 7.8%
9,544	Bank Polska Kasa Opieki S.A. (PLN)	398,294
4,150	Dino Polska S.A. (PLN) (c) (d) (e)	418,747
11,840	KGHM Polska Miedz S.A. (PLN)	442,200
50,486	ORLEN S.A. (PLN)	848,906
40,093	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	626,644
25,830	Powszechny Zaklad Ubezpieczen S.A. (PLN)	330,699
1,513	Santander Bank Polska S.A. (PLN)	203,405
		3,268,895
	South Africa — 12.3%
32,637	Absa Group Ltd. (ZAR)	284,237
28,925	Aspen Pharmacare Holdings Ltd. (ZAR)	370,923
26,616	Bid Corp., Ltd. (ZAR)	621,551
27,314	Bidvest Group (The) Ltd. (ZAR)	427,025
3,798	Capitec Bank Holdings Ltd. (ZAR)	548,812
216,694	FirstRand Ltd. (ZAR)	915,906
44,765	Gold Fields Ltd. (ZAR)	672,739
22,185	Nedbank Group Ltd. (ZAR)	312,660
81,045	Sanlam Ltd. (ZAR)	360,462
57,371	Standard Bank Group Ltd. (ZAR)	664,755
		5,179,070
	South Korea — 19.5%
3,862	Celltrion, Inc. (KRW)	489,028
6,977	Hana Financial Group, Inc. (KRW)	307,667

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,435	Hyundai Mobis Co., Ltd. (KRW)	$262,189
7,497	Kakao Corp. (KRW)	221,397
8,155	KB Financial Group, Inc. (KRW)	465,069
5,807	Kia Corp. (KRW)	545,474
689	Krafton, Inc. (KRW) (c)	140,903
564	LG Energy Solution Ltd. (KRW) (c)	133,778
3,382	NAVER Corp. (KRW)	410,066
470	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	248,231
1,921	Samsung C&T Corp. (KRW)	198,171
1,258	Samsung Electro-Mechanics Co., Ltd. (KRW)	144,398
56,017	Samsung Electronics Co., Ltd. (KRW)	3,316,662
781	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	220,711
1,875	Samsung Life Insurance Co., Ltd. (KRW)	120,550
1,247	Samsung SDI Co., Ltd. (KRW)	320,696
812	Samsung SDS Co., Ltd. (KRW)	87,601
11,949	Shinhan Financial Group Co., Ltd. (KRW)	417,976
15,147	Woori Financial Group, Inc. (KRW)	161,649
		8,212,216
	Taiwan — 22.6%
7,016	Accton Technology Corp. (TWD)	120,028
6,523	Advantech Co., Ltd. (TWD)	74,396
9,006	Asustek Computer, Inc. (TWD)	138,249
237,531	China Development Financial Holding Corp. (TWD) (c)	110,560
59,564	Compal Electronics, Inc. (TWD)	63,711
254,764	CTBC Financial Holding Co., Ltd. (TWD)	297,237
26,878	Delta Electronics, Inc. (TWD)	321,046
10,984	E Ink Holdings, Inc. (TWD)	85,322
201,021	E.Sun Financial Holding Co., Ltd. (TWD)	176,908
985	eMemory Technology, Inc. (TWD)	78,031
155,305	First Financial Holding Co., Ltd. (TWD)	134,521
109,199	Fubon Financial Holding Co., Ltd. (TWD)	266,926
7,010	Gigabyte Technology Co., Ltd. (TWD)	66,013
3,053	Globalwafers Co. Ltd. (TWD)	50,724
Shares	Description	Value

	Taiwan (Continued)
139,017	Hua Nan Financial Holdings Co., Ltd. (TWD)	$113,128
37,168	Inventec Corp. (TWD)	63,930
1,374	Largan Precision Co., Ltd. (TWD)	116,259
30,979	Lite-On Technology Corp. (TWD)	101,221
20,376	MediaTek, Inc. (TWD)	879,318
157,344	Mega Financial Holding Co., Ltd. (TWD)	195,943
9,936	Micro-Star International Co., Ltd. (TWD)	54,517
8,167	Novatek Microelectronics Corp. (TWD)	152,558
26,447	Pegatron Corp. (TWD)	85,191
38,807	Quanta Computer, Inc. (TWD)	373,219
6,675	Realtek Semiconductor Corp. (TWD)	112,342
58,968	Shanghai Commercial & Savings Bank Ltd. (The) (TWD)	83,704
156,605	SinoPac Financial Holdings Co., Ltd. (TWD)	122,614
171,233	Taishin Financial Holding Co., Ltd. (TWD)	99,494
143,398	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	114,925
140,838	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,193,687
17,514	Unimicron Technology Corp. (TWD)	97,176
157,981	United Microelectronics Corp. (TWD)	271,243
1,265	Wiwynn Corp. (TWD)	103,137
174,742	Yuanta Financial Holding Co., Ltd. (TWD)	172,633
		9,489,911

	Total Investments — 99.4%	41,791,728
	(Cost $40,162,050)
	Net Other Assets and Liabilities — 0.6%	261,144
	Net Assets — 100.0%	$42,052,872

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Financials	34.1%
Information Technology	27.6
Consumer Staples	10.0
Energy	7.7
Industrials	7.4
Materials	3.4
Health Care	2.7
Utilities	2.3
Consumer Discretionary	1.9
Communication Services	1.8
Real Estate	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
TWD	23.0%
KRW	19.7
BRL	17.7
ZAR	12.4
MXN	12.2
PLN	7.8
PHP	4.0
EUR	1.4
CZK	1.3
CLP	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,791,728	$ 41,791,728	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Emerging Markets Human Flourishing ETF
“Bloomberg®” and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.